Financial Instruments - Additional Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about financial instruments [line items]
Long term debt					$ 72,254		$ 65,126
Market value (loss) on financial instruments	$ 67	$ 169	$ (672)
Long Term Yankee Bonds | Hedged portion of senior note
Disclosure of detailed information about financial instruments [line items]
Market value (loss) on financial instruments	$ 383	$ (371)
Increase decrease in borrowings							1,277
U.S. Dollar | Long Term Yankee Bonds
Disclosure of detailed information about financial instruments [line items]
Long term debt					43,504		$ 36,352
U.S. Dollar | Long Term Yankee Bonds | Hedged portion of senior note
Disclosure of detailed information about financial instruments [line items]
Long term debt				$ 705		$ 705		$ 705
Mexican peso | Long Term Yankee Bonds | Hedged portion of senior note
Disclosure of detailed information about financial instruments [line items]
Increase decrease in borrowings					$ 1,659